Data Compare Summary (Total)
Run Date - 2/26/2020 1:46:51 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Self-Employed?	0	228	0.00%	228
Contract Sales Price	0	103	0.00%	228
First Payment Date	0	228	0.00%	228
Investor: Qualifying Total Debt Ratio	3	228	1.32%	228
Lien Position	0	228	0.00%	228
LTV Valuation Value	0	228	0.00%	228
Note Date	1	228	0.44%	228
Occupancy	0	228	0.00%	228
Original CLTV	1	228	0.44%	228
Original Interest Rate	0	228	0.00%	228
Original Loan Amount	0	228	0.00%	228
Original LTV	0	228	0.00%	228
Original Term	0	228	0.00%	228
Property Type	3	228	1.32%	228
Purpose	0	228	0.00%	228
Total	8	3,295	0.24%	228